Line of Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long Term Debt [Abstract]
Schedule of expenses related to line of credit	Expenses related to our lines of credit for the three months ended March 31, 2023 and 2022 are as follows:
	For the three months ended March 31,
	2023	2022
Interest expense on utilization	$2,760,080	$788,298
Interest expense on unused daily amounts	39,805	82,300
Amortization of debt issuance costs	173,453	185,602

	2022	2021
Interest expense on utilization	$5,114,727	$1,745,528
Interest expense on unused daily amounts	268,787	560,687
Amortization of debt issuance costs	983,745	689,930
Loss on extinguishment of line of credit	813,806	1,092,679